Banking facilities (Details 1)	Mar. 31, 2017	Mar. 31, 2016
Banking Facilities Details 2
Weighted average interest rate bank overdrafts	6.00%	6.00%
Weighted average interest rate notes payable	3.13%	2.94%
Term Loan in Hong Kong	2.59%	2.50%
Term Loan in PRC		6.77%
Factoring		1.74%